Accumulated Other Comprehensive Income (Loss) - Schedule Of Accumulated Other Comprehensive Income (Loss) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of analysis of other comprehensive income by item [line items]
Beginning	₩ 1,054,945	₩ 630,011
Changes except for reclassification	(5,066,562)	327,490
Reclassification to profit or loss	240,406	(124,950)
Transfer within equity	(335,203)	314,624
Tax effect	1,393,361	(92,230)
Ending	(2,713,053)	1,054,945
Remeasurements of net defined benefit liabilities
Disclosure of analysis of other comprehensive income by item [line items]
Beginning	(328,392)	(282,650)
Changes except for reclassification	330,774	(64,380)
Reclassification to profit or loss	0	0
Transfer within equity	0	0
Tax effect	(91,150)	18,638
Ending	(88,768)	(328,392)
Currency translation differences
Disclosure of analysis of other comprehensive income by item [line items]
Beginning	96,534	(131,113)
Changes except for reclassification	172,340	248,998
Reclassification to profit or loss	0	1,995
Transfer within equity	0	(7,671)
Tax effect	(15,059)	(15,675)
Ending	253,815	96,534
Gains on financial instruments at fair value through other comprehensive income
Disclosure of analysis of other comprehensive income by item [line items]
Beginning	918,927	717,230
Changes except for reclassification	(4,830,635)	(62,043)
Reclassification to profit or loss	326,437	20,537
Transfer within equity	(335,203)	314,624
Tax effect	1,291,023	(71,421)
Ending	(2,629,451)	918,927
Share of other comprehensive income (loss) of associates and joint ventures
Disclosure of analysis of other comprehensive income by item [line items]
Beginning	(2,980)	(3,529)
Changes except for reclassification	(406)	3,276
Reclassification to profit or loss	0	(2,720)
Transfer within equity	0	0
Tax effect	44	(7)
Ending	(3,342)	(2,980)
Gains (losses) on cash flow hedging instruments
Disclosure of analysis of other comprehensive income by item [line items]
Beginning	(7,733)	(28,597)
Changes except for reclassification	71,692	95,478
Reclassification to profit or loss	(13,288)	(53,080)
Transfer within equity	0	0
Tax effect	(26,930)	(21,534)
Ending	23,741	(7,733)
Gains (losses) on hedging instruments of net investments in foreign operations
Disclosure of analysis of other comprehensive income by item [line items]
Beginning	(35,658)	22,277
Changes except for reclassification	(104,021)	(88,729)
Reclassification to profit or loss	0	5,195
Transfer within equity	0	0
Tax effect	24,936	25,599
Ending	(114,743)	(35,658)
Other comprehensive income (loss) arising from separate account
Disclosure of analysis of other comprehensive income by item [line items]
Beginning	(55,116)	8,698
Changes except for reclassification	(225,426)	(81,601)
Reclassification to profit or loss	9,042	(6,419)
Transfer within equity	0	0
Tax effect	56,765	24,206
Ending	(214,735)	(55,116)
Fair value changes of financial liabilities designated at fair value through profit or loss due to own credit risk
Disclosure of analysis of other comprehensive income by item [line items]
Beginning	2,208	(11,507)
Changes except for reclassification	52,876	18,917
Reclassification to profit or loss	0	0
Transfer within equity	0	0
Tax effect	(14,009)	(5,202)
Ending	41,075	2,208
Gains (losses) on overlay adjustment
Disclosure of analysis of other comprehensive income by item [line items]
Beginning	459,484	339,202
Changes except for reclassification	(526,085)	257,574
Reclassification to profit or loss	(81,785)	(90,458)
Transfer within equity	0	0
Tax effect	167,741	(46,834)
Ending	19,355	459,484
Assets of a disposal group held for sale
Disclosure of analysis of other comprehensive income by item [line items]
Beginning	7,671	0
Changes except for reclassification	(7,671)	0
Reclassification to profit or loss	0	0
Transfer within equity	0	7,671
Tax effect	0	0
Ending	₩ 0	₩ 7,671